Property, equipment and software, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property, equipment and software, net

9. Property, equipment and software, net

Property, equipment and software consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Cost:
Building	137,048	136,909
Building improvements	1,632	1,632
Computers and electronic equipment	12,388	12,367
Office furniture and appliances	1,229	1,250
Motor vehicles	640	640
Software	5,582	5,722
Total cost	158,519	158,520
Less: accumulated depreciation and amortization	(16,654)	(19,514)
Less: impairment provision	(284)	(284)
Property, equipment and software, net	141,581	138,722

Depreciation and amortization expense related to property, equipment and software for the six months ended June 30, 2025 and 2026 was RMB3,228,000 and RMB2,860,000, respectively. No impairment expense related to property, equipment and software was recognized for either period.